COMMITMENTS AND CONTINGENCIES	12 Months Ended
Oct. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

6.  COMMITMENTS AND CONTINGENCIES

Patent Acquisition Obligations

As of October 31, 2016, we have incurred obligations due no later than November 2017 related to the acquisition of patents, which have a discounted present value of approximately $4,172,000, and which amount will be reduced by royalties paid during the period, if any.  The payment due in November 2017 is payable at the option of the Company in cash or common stock.  We recorded interest expense of approximately $520,000 and $452,000, respectively, for the years ended October 31, 2016 and 2015, for the accretion of interest on patent acquisition obligations. The payment due date of November 2017 may be extended for up to two years if any patent infringement lawsuit initiated by the Company is stayed because of any re-exam or similar proceeding in the United States Patent and Trademark Office.

Leases

We lease approximately 3,000 square feet of office space in Los Angeles, California pursuant to a lease that expires May 31, 2019.  The lease contains base rentals of approximately $11,000 per month with annual increases of approximately 3% and an escalation clause for increases in certain operating expenses.  As of October 31, 2016, our non-cancelable operating lease commitments for the years ending October 31, 2017, 2018 and 2019 were approximately $129,000, 134,000 and $80,000, respectively.  Rent expense for the years ended October 31, 2016 and 2015, was approximately $104,000 and $100,000, respectively.

Litigation Matters

On December 29, 2014, we settled our lawsuit against AUO which had been filed on January 28, 2013. For a more detailed description of the settlement with AUO see Note 1, “Business and Funding - Description of Business - AUO Lawsuit and Settlement”.

Other than suits we bring to enforce our patent rights we are not a party to any material pending legal proceedings other than that which arise in the ordinary course of business.  We believe that any liability that may ultimately result from the resolution of these matters will not, individually or in the aggregate, have a material adverse effect on our financial position or results of operations.